OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Deferred financing costs associated with the revolving credit facility	$ 885	$ 1,172
Long-term receivables	388	448
Long-term proceeds receivable associated with a property disposal		11,805
Other assets	$ 1,273	$ 13,425